Supplement dated February 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
CMG Ultra Short Term Bond Fund	12/1/15
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	2012
Gregory Liechty	Senior Portfolio Manager	Co-manager	February 2016
Ronald Stahl, CFA	Senior Portfolio Manager	Co-manager	April 2015
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	2012
Gregory Liechty	Senior Portfolio Manager	Co-manager	February 2016
Ronald Stahl, CFA	Senior Portfolio Manager	Co-manager	April 2015
Mr. Aplet joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Aplet began his investment career in 1978 and earned a B.S. from Oregon State University and an M.B.A. in finance from the University of California at Berkeley.
Mr. Liechty joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Liechty began his investment career in 1995 and earned a B.A. and an M.B.A. from the University of North Florida.
Mr. Stahl joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Stahl began his investment career in 1998 and earned a B.S. from Oregon State University and an M.B.A. from Portland State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP103_07_003_(02/16)